Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding Amount	$ 1,216,400	$ 1,077,687
Less: Deferred finance costs, net	(11,453)	(13,470)
Add: bond premium	890	1,152
Less: current portion of credit facilities, net of deferred finance costs	(45,403)	(36,410)
Less: current portion of CMB Financial Leasing Co., net of deferred finance costs	(5,561)	0
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	1,154,873	1,028,959
Total credit facilities
Debt Instrument [Line Items]
Outstanding Amount	1,147,879	1,077,687
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Outstanding Amount	670,000	670,000
Term Loan B
Debt Instrument [Line Items]
Outstanding Amount	197,824	0
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	0	71,500
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Outstanding Amount	51,750	56,250
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Outstanding Amount	32,841	35,569
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Outstanding Amount	31,206	33,654
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Outstanding Amount	22,266	23,828
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Outstanding Amount	42,578	45,703
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Outstanding Amount	46,846	82,327
BNP Paribas $44,000
Debt Instrument [Line Items]
Outstanding Amount	32,000	36,000
HSH $24,000
Debt Instrument [Line Items]
Outstanding Amount	20,568	22,856
CMB Financial Leasing Co.
Debt Instrument [Line Items]
Outstanding Amount	$ 68,521	$ 0